Other Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Apr. 30, 2012
Other Financial Instruments and Fair Value Measurements [Abstract]
Carrying amount and fair value of financial instruments

	April 30, 2012		April 30, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Marketable securities	$—	$—	$18,600	$18,600
Other investments	43,217	43,217	41,560	41,560
Derivative financial instruments – net	(13,952)	(13,952)	9,015	9,015
Long-term debt	(2,070,543)	(2,443,514)	(1,304,039)	(1,648,614)

Financial assets (liabilities) measured at fair value on a recurring basis

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Other investments: (B)
Equity mutual funds	$14,649	$—	$—	$14,649
Municipal obligations	—	20,392	—	20,392
Other investments	1,132	7,044	—	8,176
Derivatives: (C)
Commodity contracts – net	(12,788)	(618)	—	(13,406)
Foreign currency exchange contracts – net	(1)	(545)	—	(546)
Long-term debt (D)	(777,023)	(1,666,491)	—	(2,443,514)

Total financial instruments measured at fair value	$(774,031)	$(1,640,218)	$—	$(2,414,249)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2011
Marketable securities (A)	$—	$18,600	$—	$18,600
Other investments: (B)
Equity mutual funds	14,011	—	—	14,011
Municipal obligations	—	20,042	—	20,042
Other investments	464	7,043	—	7,507
Derivatives: (C)
Commodity contracts – net	7,863	—	—	7,863
Foreign currency exchange contracts – net	(2,887)	—	—	(2,887)
Interest rate contract – net	—	4,039	—	4,039
Long-term debt (D)	—	(1,648,614)	—	(1,648,614)

Total financial instruments measured at fair value	$19,451	$(1,598,890)	$—	$(1,579,439)

(A)	The Company’s marketable securities consisted entirely of commercial paper at April 30, 2011, and were broker-priced and valued by a third party using valuation techniques which utilize inputs that are derived principally from or corroborated by observable market data. All securities had matured or were sold at values that were consistent with the previously estimated fair values prior to April 30, 2012.
(B)	The Company’s other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal obligations valued by a third party using valuation techniques which utilize inputs that are derived principally from or corroborated by observable market data. As of April 30, 2012, the Company’s municipal obligations are scheduled to mature as follows: $3,536 in 2013, $732 in 2014, $2,739 in 2015, $927 in 2016, and the remaining $12,458 in 2017 and beyond.
(C)	The Company’s Level 1 derivatives are valued using quoted market prices for identical instruments in active markets. The Level 2 derivatives are valued using quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. The Company’s interest rate swap was valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. The specific inputs used to value the swap included futures contracts valued based on LIBOR, LIBOR cash and swap rates, and credit risk at commonly quoted intervals. For additional information, see Note 12: Derivative Financial Instruments.
(D)	The Company’s long-term debt is comprised of public Notes classified as Level 1 and private Senior Notes classified as Level 2. The public Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes is based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve. For additional information, see Note 10: Debt and Financing Arrangements.